Revenue - Summary of Revenue by Segment and Asset (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of reportable segments [line items]
Revenue	$ 60,817	$ 42,931	$ 44,288
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,516	1,156	1,144
Crude oil [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	2,013	2,033	3,171
Natural gas [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	977	980	1,259
LNG [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	682	774	1,179
NGL [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	212	198	263
Other petroleum [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	62	85	58
Only copper [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	14,812	10,044	10,215
Other metals [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	914	622	623
Metallurgical coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	4,260	5,311	7,568
Thermal coal [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	894	931	1,553
Nickel West [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,545	1,189	1,193
Other revenue [member] | Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	$ 22	$ 30	$ 32